Leasing arrangements - leasee (Tables)	12 Months Ended
Dec. 31, 2023
Presentation of leases for lessee [abstract]
Summary of carrying amount of right-of-use assets and the depreciation expenses
b)
The carrying amount of right-of-use assets and the depreciation expenses are as follows:

	Carrying amount
	December 31, 2022	December 31, 2023
	NT$000	NT$000
Land	630,969	615,385
Buildings	8,214	7,723
Machinery and equipment	257,196	411,809
Others	2,613	2,585
	898,992	1,037,502

	Depreciation expenses
	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Land	20,486	21,904	21,524
Buildings	9,870	10,861	11,738
Machinery and equipment	247,090	194,059	245,304
Others	1,634	1,997	2,461
	279,080	228,821	281,027

Summary of profit and loss accounts relating to lease contracts
d)
The information on profit or loss accounts relating to lease contracts is as follows:

	Year ended December 31,
	2021	2022	2023
	NT$000	NT$000	NT$000
Items affecting profit or loss
Interest expense on lease liabilities	15,245	14,556	18,757
Expense on short-term lease contracts	143,791	95,213	55,944